Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	2024		2023
	US$		US$
Trade receivables
- Non-related parties	683,939		461,497
	683,939		461,497
Non-trade receivables
- Advance payment to suppliers	119,745		329,597
- Deposits	108,550		46,035
- Goods and services tax recoverable		-	184
- Prepayments	128,308		195,209
	356,603		571,025

	1,040,542		1,032,522

Schedule of components of trade receivables aging
	2024	2023
	US$	US$
Less than 30 days	96,741	44,543
30 to 90 days	20,412	15,214
	117,152	59,757